Stock Option Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Option Plans

NOTE 12 – STOCK OPTION PLANS

On February 7, 2014, the Company adopted the 2014 Equity Compensation Plan. Under this plan, the Company may issue options to purchase shares of common stock to employees, directors, advisors, and consultants. The aggregate number of shares reserved under this plan upon adoption was 30,420,148. On April 16, 2015, the majority stockholder of the Company approved an increase in the Company’s 2014 Equity Compensation Plan by 15 million shares. On December 4, 2018, the stockholders of the Company approved an increase in the Company’s 2014 Equity Compensation Plan by an additional 5 million shares, for a total of 50,420,148 shares reserved under the plan.

Under the terms of the 2014 Equity Compensation Plan and the 2006 Stock Incentive Plan (collectively, the “Plans”), incentive stock options may be granted to employees at a price per share not less than 100% of the fair market value at date of grant. If the incentive stock option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of common stock on the grant date. Non-statutory stock options and restricted stock may be granted to employees, directors, advisors, and consultants at a price per share, not less than 100% of the fair market value at date of grant. Options granted are exercisable, unless specified differently in the grant documents, over a default term of ten years from the date of grant and generally vest over a period of four years.

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2018	38,213,427	$0.41	5.23	$562,456
Exercisable January 1, 2018	36,213,427	$0.41	4.98	$562,456
Canceled	(350,000)
Granted	2,833,334
Exercised	(200,000)
Forfeited	-
Outstanding December 31, 2018	40,496,761	$0.40	4.52	$986,808
Exercisable December 31, 2018	37,157,179	$0.41	4.10	$966,808
Canceled	(58,336)
Granted	-
Exercised	-
Forfeited	-
Outstanding September 30, 2019	40,438,425	$0.40	3.77	$149,089
Exercisable September 30, 2019	38,130,093	$0.41	3.48	$149,089

The aggregate intrinsic value in the table above is before applicable income taxes and represents the excess amount over the exercise price option recipients would have received if all options had been exercised on September 30, 2019, based on a valuation of the Company’s stock for that day.

A summary of the Company’s non-vested options for the nine-months ended September 30, 2019 and year ended December 31, 2018, are presented below:

Non-vested at January 1, 2018	2,000,000
Granted	2,833,334
Vested	(1,143,752)
Canceled	(350,000)
Non-vested at December 31, 2018	3,339,582
Granted	-
Vested	(972,914)
Canceled	(58,336)
Non-vested at September 30, 2019	2,308,332

The Company estimates the fair value of stock options granted on each grant date using the Black-Scholes option valuation model and recognizes an expense ratably over the requisite service period. The range of fair value assumptions related to options issued were as follows for the:

	Nine-months ended September 30, 2019	Year ended December 31, 2018
Dividend yield	0.0%	0.0%
Risk-free rate	2.38% - 3.04%	2.38% - 3.04%
Volatility	214% - 226%	214% - 226%
Expected term	3 - 7 years	3 - 7 years

Volatility was calculated based on the historical volatility of the Company. The risk-free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the stock options to be valued. The expected dividend yield was zero, because the Company does not anticipate paying a dividend within the relevant timeframe.

The Company records forfeitures as they occur and reverses compensation cost previously recognized, in the period the award is forfeited, for an award that is forfeited before completion of the requisite service period.

Stock option exercise

During the year ended December 31, 2018, the Company issued 156,997 shares of common stock in connection with the cashless exercise of stock options for 100,000, 50,000, and 50,000 shares of common stock exercisable at $0.06 per share with 43,003 shares of common stock withheld with an aggregate fair market value equal to the aggregate exercise price.

Stock based compensation

The Company recognized stock-based compensation expense related to options during the:

	Nine-months ended September 30
	2019	2018
	Amount	Amount
Service provider compensation	$133,125	$76,250
Employee compensation	124,750	156,875
Total	$257,875	$233,125

NOTE 9 – STOCK OPTION PLANS

On February 7, 2014, the Company adopted the 2014 Equity Compensation Plan. Under this plan, the Company may issue options to purchase shares of common stock to employees, directors, advisors, and consultants. The aggregate number of shares that may be issued under this plan upon adoption was 30,420,148. On April 16, 2015, the majority stockholder of the Company approved an increase in the Company’s 2014 Equity Compensation Plan by 15 million shares, which was subsequently increased in December 2018 by an additional 5 million shares to allow for a total of 50,420,148 shares available under the plan.

Under the terms of the 2014 Equity Compensation Plan and the 2006 Stock Incentive Plan (collectively, the “Plans”), incentive stock options may be granted to employees at a price per share not less than 100% of the fair market value at date of grant. If the incentive stock option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of common stock on the grant date. Non-statutory stock options and restricted stock may be granted to employees, directors, advisors, and consultants at a price per share, not less than 100% of the fair market value at date of grant. Options granted are exercisable, unless specified differently in the grant documents, over a default term of ten years from the date of grant and generally vest over a period of four years.

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2017	36,821,969	$0.41	5.94	$301,273
Exercisable January 1, 2017	36,771,969	$0.41	5.94	$299,273
Canceled	-
Granted	2,161,458
Exercised	(770,000)
Forfeited	-
Outstanding December 31, 2017	38,213,427	$0.41	5.23	$562,456
Exercisable December 31, 2017	36,213,427	$0.41	4.98	$562,456
Canceled	(350,000)
Granted	2,833,334
Exercised	(200,000)
Forfeited	-
Outstanding December 31, 2018	40,496,761	$0.40	4.52	$986,808
Exercisable December 31, 2018	37,157,179	$0.41	4.10	$966,808

The aggregate intrinsic value in the table above is before applicable income taxes and represents the excess amount over the exercise price option recipients would have received if all options had been exercised on December 31, 2018, based on a valuation of the Company’s stock for that day.

A summary of the Company’s non-vested options for the years ended December 31, 2018 and 2017 are presented below:

Non-vested at January 1, 2017	50,000
Granted	2,161,458
Vested	(211,458)
Canceled	-
Non-vested at December 31, 2017	2,000,000
Granted	2,833,334
Vested	(1,143,752)
Canceled	(350,000)
Non-vested at December 31, 2018	3,339,582

The Company estimates the fair value of stock options granted on each grant date using the Black-Scholes option valuation model and recognizes an expense ratably over the requisite service period. The range of fair value assumptions related to options issued were as follows for the years ended December 31:

	2018	2017
Dividend yield	0.0%	0.0%
Risk-free rate	2.38% - 3.04%	1.89% - 2.26%
Expected volatility	214% - 226%	221% - 232%
Expected term	3 - 7 years	5 - 7 years

The expected volatility was calculated based on the historical volatility of the Company. The risk-free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the stock options to be valued. The expected dividend yield was zero, because the Company does not anticipate paying a dividend within the relevant timeframe. Due to a lack of historical information needed to estimate the Company’s expected term, it was estimated using the simplified method allowed.

The Company records forfeitures as they occur and reverses compensation cost previously recognized, in the period the award is forfeited, for an award that is forfeited before completion of the requisite service period.

Stock option exercise

During the year ended December 31, 2018, the Company issued 156,997 shares of common stock in connection with the cashless exercise of stock options for 100,000, 50,000, and 50,000 shares of common stock exercisable at $0.06 per share with 43,003 shares of common stock withheld with an aggregate fair market value equal to the aggregate exercise price.

During the year ended December 31, 2017, the Company issued 645,288 shares of common stock in connection with the cashless exercise of stock options for 100,000, 45,000, and 625,000 shares of common stock exercisable at $0.155, $0.06, and $0.06, respectively, per share with 124,712 shares of common stock withheld with an aggregate fair market value equal to the aggregate exercise price.

The Company recognized stock-based compensation expense related to options during the:

	Years ended December 31
	2018	2017
	Amount	Amount
Service provider compensation	$124,896	$3,500
Employee compensation	205,250	33,271
Director compensation	-	25,000

Total	$330,146	$61,771